Offsets	Oct. 14, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-292279
Initial Filing Date	Dec. 19, 2025
Fee Offset Claimed	$ 84.83
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Shares of Class A Common Stock, US$0.001 per share
Explanation for Claimed Amount	The Registrant claims a total fee offset of $2,610.00, consisting of $2,525.17 previously paid in connection with the December 19, 2025 filing of the Registrant's Registration Statement on Form S-1 (Registration No. 333-292279) and $84.83 of the $2,360.49 fee previously paid in connection with the April 17, 2026 filing of the Registrant's Registration Statement on Form S-1 (Registration No. 333-292279).
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-292279
Initial Filing Date	Dec. 19, 2025
Fee Offset Claimed	$ 2,525.17
Explanation for Claimed Amount	The Registrant's Registration Statement on Form S-1 (Registration No. 333-292279) was initially filed on December 19, 2025. On December 19, 2025 and April 17, 2026, the Registrant paid an aggregate fee of $4,885.66 for a transaction with the Total Offering Amount of $35,377,500.00. As described in Table 1, the revised Total Offering Amount is $30,000,000.00. Therefore, the Registrant has overpaid the filing fees for the current transaction by $2,275.66 and claims a fee offset of $2,610.00.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Neo Aeronautics, Inc.
Form or Filing Type	S-1
File Number	333-292279
Filing Date	Apr. 17, 2026
Fee Paid with Fee Offset Source	$ 2,360.49
Explanation for Claimed Amount	The Registrant's Registration Statement on Form S-1 (Registration No. 333-292279) was initially filed on December 19, 2025. On December 19, 2025 and April 17, 2026, the Registrant paid an aggregate fee of $4,885.66 for a transaction with the Total Offering Amount of $35,377,500.00. As described in Table 1, the revised Total Offering Amount is $30,000,000.00. Therefore, the Registrant has overpaid the filing fees for the current transaction by $2,275.66 and claims a fee offset of $2,610.00.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Neo Aeronautics, Inc.
Form or Filing Type	S-1
File Number	333-292279
Filing Date	Dec. 19, 2025
Fee Paid with Fee Offset Source	$ 2,525.17